SHAREHOLDERS' EQUITY (Schedule of Outstanding Warrants) (Details) (Tranche One [Member], USD $)	12 Months Ended
Dec. 31, 2013
Tranche One [Member]
Class of Warrant or Right [Line Items]
Outstanding and exercisable	161,000
Weighted average exercise price	$ 11
Weighted average remaining contractual life (years)	1 year 6 months 29 days